Operating Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Merchandise sales									$ 282,083	$ 240,454	$ 211,001
Jewelry scrapping Sales									212,479	171,411	118,922
Pawn service charges									201,135	163,695	130,169
Signature loan fees									150,250	139,315	133,344
Auto title loan fees									21,701	17,707	3,589
Other									1,669	463	431
Total revenues	234,085	203,152	213,254	218,826	198,168	173,542	176,584	184,751	869,317	733,045	597,456
Merchandise cost of goods sold									162,060	140,284	126,562
Jewelry scrapping cost of goods sold									133,560	110,838	77,027
Signature loan bad debt									36,328	31,709	33,553
Auto title loan bad debt									2,431	2,735	380
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Operations expense									267,052	236,664	206,237
Store operating income									267,886	210,815	153,697
U.S. Pawn Operations [Member]
Revenues:
Merchandise sales									256,643	226,424	202,250
Jewelry scrapping Sales									195,276	163,667	117,013
Pawn service charges									184,234	154,505	124,396
Signature loan fees									2,501	1,930	2,293
Auto title loan fees									1,539	1,659	1,313
Other									634	442	431
Total revenues									640,827	548,627	447,696
Merchandise cost of goods sold									147,239	131,825	121,170
Jewelry scrapping cost of goods sold									120,767	104,531	75,744
Signature loan bad debt									923	641	828
Auto title loan bad debt									165	236	124
Net revenues									371,733	311,394	249,830
Operations expense									177,191	161,145	140,525
Store operating income									194,542	150,249	109,305
EZMONEY Operations [Member]
Revenues:
Merchandise sales									203
Jewelry scrapping Sales									1,206	355	9
Signature loan fees									147,749	137,385	131,051
Auto title loan fees									20,162	16,048	2,276
Other									913	21
Total revenues									170,233	153,809	133,336
Merchandise cost of goods sold									149
Jewelry scrapping cost of goods sold									588	170	6
Signature loan bad debt									35,405	31,068	32,725
Auto title loan bad debt									2,266	2,499	256
Net revenues									131,825	120,072	100,349
Operations expense									69,225	63,861	59,879
Store operating income									62,600	56,211	40,470
Empeno Facil [Member]
Revenues:
Merchandise sales									25,237	14,030	8,751
Jewelry scrapping Sales									15,997	7,389	1,900
Pawn service charges									16,901	9,190	5,773
Other									122
Total revenues									58,257	30,609	16,424
Merchandise cost of goods sold									14,672	8,459	5,392
Jewelry scrapping cost of goods sold									12,205	6,137	1,277
Net revenues									31,380	16,013	9,755
Operations expense									20,636	11,658	5,833
Store operating income									$ 10,744	$ 4,355	$ 3,922